SHARE-BASED COMPENSATION	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
Compensation expense related to the share-based compensation was recognized in the consolidated statements of loss and comprehensive loss as follows:

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	$	$	$	$
Administrative expenses	342,624	984,743	1,063,256	3,638,877
Selling expenses	95,567	339,582	242,019	1,156,001
	438,191	1,324,325	1,305,275	4,794,878
11.1 Stock options
The following table summarizes the outstanding options as at September 30, 2024 and 2023 and changes during the nine months then ended:

	September 30, 2024		September 30, 2023
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		C$		C$
Outstanding, beginning of period	10,759,583	1.65	9,547,185	2.11
Granted	3,157,826	1.35	1,921,151	2.78
Forfeited	(546,263)	2.67	(167,199)	6.20
Outstanding, end of period	13,371,146	1.54	11,301,137	2.16
Exercisable, end of period	9,248,623	1.34	8,238,431	1.53
11 - SHARE-BASED COMPENSATION (CONTINUED)
11.1 Stock options (continued)
The description of the Company's stock option plan is included in Note 16 of annual consolidated financial statements for the year ended December 31, 2023.
11.2 Restricted share units
The following table summarizes the outstanding restricted share units as at September 30, 2024 and 2023 and changes during the nine months then ended:

	September 30, 2024		September 30, 2023
	Number of restricted share units	Weighted average exercise price	Number of restricted share units	Weighted average exercise price
		C$		C$
Outstanding, beginning of period	897,240	3.99	297,658	8.35
Granted	2,130,417	1.35	811,458	2.75
Settled	(1,629)	23.02	—	—
Forfeited	(285,582)	2.51	(62,908)	5.46
Outstanding, end of period	2,740,446	2.08	1,046,208	4.18
Vested, end of period	432,858	1.87	—	—
The description of the Company's restricted share unit plan is included in Note 16 of annual consolidated financial statements for the year ended December 31, 2023.
11.3 Deferred share units

	September 30, 2024		September 30, 2023
	Number of deferred share units	Weighted average exercise price	Number of deferred share units	Weighted average exercise price
		C$		C$
Outstanding, beginning of period	779,975	3.21	301,091	4.23
Granted	—	—	224,342	2.85
Settled	(30,981)	2.79	—	—
Outstanding, end of period	748,994	3.23	525,433	3.64
Vested, end of period	748,994	3.23	525,433	3.64
The description of the Company's deferred share unit plan is included in Note 16 of annual consolidated financial statements for the year ended December 31, 2023.